UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                    March 31, 2000
                                                            --------------------

Check here if Amendment  [    ] ;  Amendment Number:
       This Amendment  (Check only one.):   [    ]  is a restatement.
                                            [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 Sound Shore Management, Inc.
                  --------------------------------
Address:              P.O. Box 1810
                  -----------------
                      8 Sound Shore Drive, Suite 180
                      Greenwich, CT  06836

Form 13F File Number:          028-02101

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                 Shanna S. Sullivan
Title:                Vice President
Phone:                (203) 629-1980

Signature, Place, and Date of Signing:

   /s/Shanna S. Sullivan            Greenwich, CT                  April 6, 2000
---------------------------    --------------------------     -----------------
       (Signature)                    (City, State)                    (Date)

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                           Form 13F SUMMARY PAGE

Report Summary:            Sound Shore Management, Inc.


Number of Other Included Managers:                               0
                                                     -------------

Form 13F Information Table Entry Total:                         54
                                                     -------------

Form 13F Information Table Value Total:                     $3,116,697
                                                     -----------------
                                                            (thousands)


List of Other Included Managers:

                                                                            NONE


          Form 13F
               Reporting Manager: Sound Shore Management, Inc., 8 Sound Shore Drive, Suite 180, Greenwich, CT 06836
                                                                                                                           3/31/00


           Item 1              Item 2     Item 3    Item 4     Item 5    Item 6               Item 7   Item 8
       Name of Issuer          Title      Cusip    Mkt. Value  Shares    Investment Discretion Mgrs.    Voting Authority
                                 of       Number    x $1000               Sole  Shared Other            Sole     Shared     None
                               Class                                      (A)    (B)    (C)             (A)        (B)       (C)

AT&T Corporation             COMMON     001957109     90,203   1,603,600   X                          1,459,600     0     144,000
Allstate Corporation         COMMON     020002101     41,693   1,750,900   X                          1,596,400     0     154,500
Ambac Financial Group, Inc   COMMON     023139108     63,714   1,264,800   X                          1,155,800     0     109,000
American Standard Cos., In   COMMON     029712106     92,115   2,489,600   X                          2,264,800     0     224,800
BCE, Inc.                    COMMON     05534B109      1,004       8,000   X                                  0     0       8,000
BMC Software                 COMMON     055921100     79,988   1,620,000   X                          1,477,500     0     142,500
Bellsouth Corporation        COMMON     079860102     87,952   1,876,300   X                          1,719,800     0     156,500
Boeing Company               COMMON     097023105     54,209   1,428,900   X                          1,287,400     0     141,500
Borg-Warner Automotive, In   COMMON     099724106      7,198     182,800   X                            166,300     0      16,500
Capital One Financial Corp   COMMON     14040H105      4,266      89,000   X                             65,000     0      24,000
Cendant Corporation          COMMON     151313103     80,599   4,356,700   X                          3,977,700     0     379,000
CenturyTel, Inc.             COMMON     156700106     95,240   2,565,400   X                          2,337,400     0     228,000
CitiGroup, Inc.              COMMON     172967101      3,191      53,290   X                             29,250     0      24,040
Citizen's Utilities Co.      COMMON     177342201    126,932   7,751,600   X                          7,111,400     0     640,200
Columbia/HCA Healthcare Co   COMMON     197677107     74,550   2,945,200   X                          2,707,200     0     238,000
Compaq Computer Corporatio   COMMON     204493100     76,256   2,824,300   X                          2,578,300     0     246,000
Cypress Semiconductor Corp   COMMON     232806109     71,609   1,461,400   X                          1,343,800     0     117,600
Dana Corporation             COMMON     235811106        314      11,151   X                                  0     0      11,151
Delta Air, Inc.              COMMON     247361108     41,663     782,400   X                            718,400     0      64,000
Walt Disney Holding Compan   COMMON     254687106     83,627   2,021,200   X                          1,844,200     0     177,000
Du Pont E I De Nemours & C   COMMON     263534109     53,547   1,012,700   X                            930,700     0      82,000
Duke Energy Corporation      COMMON     264399106     80,005   1,523,900   X                          1,389,400     0     134,500
Dynegy Inc. (Hldg Co.)       COMMON     26816Q101    161,224   2,569,300   X                          2,366,300     0     203,000
Eaton Corporation            COMMON     278058102     70,387     902,400   X                            822,900     0      79,500
Engelhard Corporation        COMMON     292845104     30,245   1,999,700   X                          1,812,200     0     187,500
Enron Corp.                  COMMON     293561106     19,789     264,300   X                            235,300     0      29,000
Freddie Mac                  COMMON     313400301     63,294   1,432,400   X                          1,293,900     0     138,500
Fannie Mae                   COMMON     313586109    116,498   2,064,200   X                          1,868,500     0     195,700
Ford Motor Company           COMMON     345370100     60,160   1,309,600   X                          1,196,100     0     113,500
Franklin Resources, Inc.     COMMON     354613101      2,508      75,000   X                             29,000     0      46,000
Hasbro Inc.                  COMMON     418056107     43,040   2,608,500   X                          2,337,000     0     271,500
Intl Business Machines Cor   COMMON     459200101     96,931     821,448   X                            748,200     0      73,248
Kaufman & Broad Home Corp.   COMMON     486168107     70,446   3,286,100   X                          3,005,800     0     280,300
Kimberly-Clark Company       COMMON     494368103     95,906   1,712,600   X                          1,577,600     0     135,000
Lehman Brothers Holdings I   COMMON     524908100     94,236     971,500   X                            892,500     0      79,000
MBIA Inc.                    COMMON     55262C100     83,701   1,607,700   X                          1,468,700     0     139,000
Magna Entertainment Corp.    COMMON     559211107        262      76,200   X                             70,540     0       5,660
Magna International, Inc.    COMMON     559222401      6,464     161,600   X                            135,800     0      25,800
Mallinckrodt Inc.            COMMON     561232109     87,642   3,048,400   X                          2,768,900     0     279,500
Merck & Co. Inc.             COMMON     589331107        895      14,400   X                                  0     0      14,400
Minnesota Mining & Manufac   COMMON     604059105     65,589     740,600   X                            677,100     0      63,500
Office Depot, Inc.           COMMON     676220106     43,822   3,790,000   X                          3,498,000     0     292,000
Parametric Technology Corp   COMMON     699173100     42,506   2,018,100   X                          1,860,600     0     157,500
Philip Morris Co.s Inc.      COMMON     718154107        594      28,100   X                                  0     0      28,100
Polaris Industries Inc.      COMMON     731068102        241       8,000   X                                  0     0       8,000
Presidential Life Corporat   COMMON     740884101        138      10,000   X                                  0     0      10,000
Providian Financial Corp.    COMMON     74406A102     59,555     687,500   X                            630,000     0      57,500
Safeway, Inc.                COMMON     786514208     88,921   1,965,100   X                          1,803,600     0     161,500
SCANA Corporation New        COMMON     80589M102      6,398     260,489   X                            247,237     0      13,252
TJX Companies, Inc.          COMMON     872540109     87,685   3,940,900   X                          3,595,900     0     345,000
TRW Inc.                     COMMON     872649108     64,777   1,107,300   X                          1,017,800     0      89,500
Telephone & Data Systems,    COMMON     879433100     89,899     809,900   X                            739,400     0      70,500
Weatherford International,   COMMON     947074100    102,100   1,745,300   X                          1,601,300     0     144,000
Williams Cos. Inc.           COMMON     969457100     50,972   1,160,100   X                          1,051,600     0     108,500


   Totals:                       54                3,116,697